ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 30,711	$ 18,343	$ 1,267
Increases	126,425	95,491	59,138
Decreases (utilized)	(110,723)	(82,812)	(41,428)
Adjustments	1,457	(311)	(634)
Balance at end of the period	47,870	30,711	18,343
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	29,742	16,380	1,001
Increases	123,878	94,640	56,669
Decreases (utilized)	(108,531)	(80,633)	(40,656)
Adjustments	1,547	(645)	(634)
Balance at end of the period	46,636	29,742	16,380
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	969	1,963	266
Increases	2,547	851	2,469
Decreases (utilized)	(2,192)	(2,179)	(772)
Adjustments	(90)	334
Balance at end of the period	$ 1,234	$ 969	$ 1,963